Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in the consolidated financial statements:
	December 31,	December 31,	December 31,
	2024	2023	2022
1 US$ = RMB
Spot rate	7.2993	7.0999	6.8983
Average rate	7.1957	7.0809	6.7299

Schedule of Earnings Per Share	Diluted income (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares or resulted in the issuance of ordinary shares that would then share in the income of the company, subject to anti- dilution limitations.
	December 31, 2024	December 31, 2023	December 31, 2022
Numerator for earnings (loss) per share:
Net income (loss) attributable to the Company’s ordinary shareholders	$(1,881,635)	$864,722	$2,932,363
Denominator for basic and diluted earnings per share:
Basic and weighted average ordinary shares	17,451,865	11,752,180	10,000,000
Per share amount
Per share - basic and diluted	$(0.11)	$0.07	$0.29

Schedule of Property, Plant and Equipment	The estimated useful lives are as follows:
Estimated Useful Life
Buildings	30 years
Machinery equipment	10 years
Vehicles	4 - 5 years
Office equipment	5 years
Tools	3 - 5 years
Electronic devices	3 - 5 years

Schedule of Net Revenue Segregated By Geographic Regions

The Company’s net revenue segregated by geographic regions is as follows:

	For the Years Ending December 31,
	2024	2023	2022
PRC	$12,196,548	$12,117,240	$15,285,549
Overseas	1,909,072	3,880,714	4,997,696
Total	$14,105,620	$15,997,954	$20,283,245